Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Supplement [Text Block]	cik0000927972_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated September 28, 2011 to the

Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found on page 23 in the second paragraph under Principal Investment Strategies for the Diversified Bond Fund:

The Fund's subadviser, Babson Capital Management LLC ("Babson Capital"), expects for the Fund's portfolio dollar-weighted average duration generally to match (plus or minus 2.5 years) the average duration of the Barclays Capital U.S. Aggregate Bond Index (as of January 31, 2011, the average duration of the Index was 4.78 years).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Diversified Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000927972_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated September 28, 2011 to the

Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found on page 23 in the second paragraph under Principal Investment Strategies for the Diversified Bond Fund:

The Fund's subadviser, Babson Capital Management LLC ("Babson Capital"), expects for the Fund's portfolio dollar-weighted average duration generally to match (plus or minus 2.5 years) the average duration of the Barclays Capital U.S. Aggregate Bond Index (as of January 31, 2011, the average duration of the Index was 4.78 years).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE